Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

	Year ended December 31,
	2019	2020	2021
Included in Voyage related costs and commissions
Charter hire commissions	$351	$276	$322

Included in Management fees, related parties
Ship-management Fees	724	637	716

Included in General and administrative expenses
Administration Fees	1,628	1,632	1,632

Total	$2,703	$2,545	$2,670